Common shares - Narrative (Details) shares in Thousands	Apr. 03, 2023 shares
Aquadrill LLC
Equity, Class of Treasury Stock [Line Items]
Stock issued during period, shares, acquisitions (in shares)	29,900
Seadrill Limited | Aquadrill LLC
Equity, Class of Treasury Stock [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	37.00%